Pension benefits - Funded Status of Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Projected benefit obligations	$ 37.8	$ 60.5	$ 129.8
Plan assets at market value	(32.4)	(57.8)
Accrued pension liability exclusive social security	5.4	2.7
Social security related to pension obligations	0.5	0.5
Accrued pension liabilities	$ 5.9	$ 3.2